UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

Investor Class (ARYVX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.12%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Investor Class returned 33.04% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.04%	4.06%	5.58%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076464

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

I Class (ARYNX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$107	0.92%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund I Class returned 33.31% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	33.31%	4.28%	5.78%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076456

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

Y Class (ARYYX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$90	0.77%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund Y Class returned 33.58% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	33.58%	4.44%	7.18%	4/10/17
Regulatory Index
MSCI ACWI	32.79%	11.08%	10.49%	—
Performance Index
S&P Developed REIT	30.86%	1.21%	3.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F844

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

A Class (ARYMX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$159	1.37%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund A Class returned 32.73% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.73%	3.81%	5.31%
A Class - with sales charge	25.10%	2.58%	4.69%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076498

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

C Class (ARYTX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$246	2.12%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund C Class returned 31.84% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.84%	3.04%	4.53%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076480

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R Class (ARYWX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$188	1.62%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R Class returned 32.39% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	32.39%	3.55%	5.04%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076472

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R5 Class (ARYGX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$107	0.92%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R5 Class returned 33.31% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	33.31%	4.28%	7.01%	4/10/17
Regulatory Index
MSCI ACWI	32.79%	11.08%	10.49%	—
Performance Index
S&P Developed REIT	30.86%	1.21%	3.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F851

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R6 Class (ARYDX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$90	0.77%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund R6 Class returned 33.51% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	33.51%	4.43%	5.93%
Regulatory Index
MSCI ACWI	32.79%	11.08%	9.06%
Performance Index
S&P Developed REIT	30.86%	1.21%	3.89%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076290

ANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

G Class (ACIWX)	October 31, 2024

This annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Global Real Estate Fund G Class returned 34.54% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the S&P Developed REIT Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may cause home ownership to become more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, overweight positions in select REITs detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	34.54%	2.67%	3/1/22
Regulatory Index
MSCI ACWI	32.79%	9.24%	—
Performance Index
S&P Developed REIT	30.86%	-0.36%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$835,707,815
Management Fees (dollars paid during the reporting period)	$3,022,093
Portfolio Turnover Rate	130%
Total Number of Portfolio Holdings	57

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	United States	76%
Short-Term Investments	0.7%	Australia	7%
Other Assets and Liabilities	(0.6)%	United Kingdom	5%
		Japan	3%
		Canada	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F612

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

Investor Class (REACX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.15%

What were the key factors that affected the fund’s performance?
Real Estate Fund Investor Class returned 32.98% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	32.98%	3.35%	6.05%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076886

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

I Class (REAIX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$111	0.95%

What were the key factors that affected the fund’s performance?
Real Estate Fund I Class returned 33.19% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	33.19%	3.55%	6.26%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076878

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

Y Class (ARYEX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$93	0.80%

What were the key factors that affected the fund’s performance?
Real Estate Fund Y Class returned 33.39% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	33.39%	3.71%	6.40%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
S&P 500	38.02%	15.27%	14.35%	—
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F828

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

A Class (AREEX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.40%

What were the key factors that affected the fund’s performance?
Real Estate Fund A Class returned 32.60% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.60%	3.10%	5.78%
A Class - with sales charge	24.97%	1.88%	5.16%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076860

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

C Class (ARYCX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$249	2.15%

What were the key factors that affected the fund’s performance?
Real Estate Fund C Class returned 31.64% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.64%	2.33%	4.99%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076555

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

R Class (AREWX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$192	1.65%

What were the key factors that affected the fund’s performance?
Real Estate Fund R Class returned 32.33% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	32.33%	2.84%	5.52%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076548

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

R5 Class (ARREX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$111	0.95%

What were the key factors that affected the fund’s performance?
Real Estate Fund R5 Class returned 33.24% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	33.24%	3.56%	6.24%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
S&P 500	38.02%	15.27%	14.35%	—
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F836

ANNUAL SHAREHOLDER REPORT

Real Estate Fund

R6 Class (AREDX)	October 31, 2024

This annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$93	0.80%

What were the key factors that affected the fund’s performance?
Real Estate Fund R6 Class returned 33.46% for the reporting period ended October 31, 2024.
The fund seeks high total investment return through a combination of capital appreciation and current income. The commentary below refers to the fund’s performance compared to the FTSE NAREIT All Equity REITs Index.
•	Listed real estate investment trusts (REITs) broadly advanced during the period. The prospect of central banks lowering interest rates, which occurred late in the period, as well as the global economy staving off an anticipated recession buoyed interest in real estate. Certain sectors enjoyed a rally. Artificial intelligence lifted data center REITs, while growing demand for senior housing benefited health care REITs.
•	The combination of an overweight position and security selection in health care REITs contributed to the portfolio’s performance. Steadily growing demand from an aging population against a relatively limited supply of senior housing propelled certain health care REITs and were additive to performance.
•	Allocation among names in specialty REITs helped performance during the period. While the portfolio is overweight in specialty REITs, avoiding certain names contributed to results. At the same time, an overweight holding in a document storage and data center REIT was a top contributor to the portfolio’s performance during the period.
•	Security selection in residential REITs hampered performance. Falling interest rates may make home ownership more affordable, so rental properties offered by residential REITs became less attractive during the period. While the portfolio is underweight in residential REITs, an overweight position in a residential REIT detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	33.46%	3.72%	6.42%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
S&P 500	38.02%	15.27%	13.00%
Performance Index
FTSE NAREIT All Equity REITs	34.09%	4.09%	6.72%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the Russell 3000 is more reflective of the fund's strategy as compared to the S&P 500.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$716,055,341
Management Fees (dollars paid during the reporting period)	$6,631,589
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.5%	Health Care	17%
Short-Term Investments	2.0%	Retail	14%
Other Assets and Liabilities	(1.5)%	Data Centers	12%
		Telecommunications REITs	12%
		Residential	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076282

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$45,260
FY 2024:	$42,300

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$343,325
FY 2024:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2024

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.9%
Australia — 6.6%
Goodman Group	1,243,159	$29,686,005
NEXTDC Ltd.(1)	738,671	7,890,541
Scentre Group	5,808,675	13,317,353
Stockland	1,252,754	4,236,339
		55,130,238
Canada — 2.8%
Boardwalk Real Estate Investment Trust	41,562	2,158,173
Canadian Apartment Properties REIT	118,440	3,946,157
Chartwell Retirement Residences	1,546,244	17,379,767
		23,484,097
China — 1.3%
GDS Holdings Ltd., ADR(1)	339,012	7,427,753
GDS Holdings Ltd., Class A(1)(2)	1,405,200	3,789,722
		11,217,475
France — 1.5%
Unibail-Rodamco-Westfield	151,797	12,412,786
Hong Kong — 1.2%
Link REIT	2,198,179	10,242,233
Japan — 2.9%
Japan Metropolitan Fund Invest	5,604	3,439,520
Mitsui Fudosan Co. Ltd.	673,600	5,747,390
Nippon Building Fund, Inc.	9,055	7,766,936
Tokyo Tatemono Co. Ltd.	434,700	7,098,560
		24,052,406
Netherlands — 0.8%
CTP NV	378,715	6,335,272
Singapore — 1.0%
Digital Core REIT Management Pte. Ltd.	6,275,700	3,898,189
Mapletree Industrial Trust	2,256,700	4,074,959
		7,973,148
Spain — 0.7%
Cellnex Telecom SA	152,937	5,616,727
United Kingdom — 5.1%
Big Yellow Group PLC	439,985	6,823,354
British Land Co. PLC	3,080,802	15,853,666
Segro PLC	626,155	6,344,441
Taylor Wimpey PLC	3,600,672	6,807,724
UNITE Group PLC	626,922	7,091,778
		42,920,963
United States — 76.0%
Agree Realty Corp.	144,611	10,737,367
American Healthcare REIT, Inc.	718,623	19,115,372
American Homes 4 Rent, Class A	325,714	11,478,161
AvalonBay Communities, Inc.	140,544	31,145,956
Camden Property Trust	109,836	12,717,910
CareTrust REIT, Inc.	620,451	20,270,134
CBRE Group, Inc., Class A(1)	63,225	8,280,578
CubeSmart	297,560	14,235,270
Digital Realty Trust, Inc.	218,406	38,926,501

	Shares	Value
EastGroup Properties, Inc.	70,287	$12,038,757
Equinix, Inc.	56,989	51,750,571
Essential Properties Realty Trust, Inc.	582,480	18,458,791
Essex Property Trust, Inc.	17,428	4,947,112
Extra Space Storage, Inc.	30,125	4,919,413
Hilton Worldwide Holdings, Inc.	50,462	11,851,001
Invitation Homes, Inc.	473,899	14,885,168
Iron Mountain, Inc.	321,626	39,794,785
Kite Realty Group Trust	696,884	17,889,012
Lamar Advertising Co., Class A	107,297	14,163,204
Prologis, Inc.	435,965	49,237,887
Public Storage	76,262	25,094,774
Regency Centers Corp.	164,598	11,758,881
Ryman Hospitality Properties, Inc.	52,694	5,640,893
SBA Communications Corp.	17,284	3,966,160
Simon Property Group, Inc.	193,868	32,786,956
SL Green Realty Corp.	37,599	2,842,860
Urban Edge Properties	825,787	18,365,503
Ventas, Inc.	450,718	29,517,522
VICI Properties, Inc.	633,985	20,135,364
Vornado Realty Trust	470,319	19,475,910
Welltower, Inc.	436,687	58,900,343
		635,328,116
TOTAL COMMON STOCKS (Cost $662,631,569)		834,713,461
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,126	16,126
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $5,942,586), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $5,826,783)		5,826,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,842,126)		5,842,126
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $668,473,695)		840,555,587
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,847,772)
TOTAL NET ASSETS — 100.0%		$835,707,815

SECTOR ALLOCATION
(as a % of net assets)
Retail	17.8%
Health Care	17.4%
Data Centers	13.6%
Industrial	13.0%
Residential	11.3%
Specialty	7.5%
Self Storage	6.1%
Diversified	4.0%
Office	3.5%
Gaming REITs	2.4%
Lodging/Resorts	2.1%
Telecommunications	0.7%
Telecommunications REITs	0.5%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $642,314. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $693,017, all of which is securities collateral.

See Notes to Financial Statements.

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $668,473,695) — including $642,314 of securities on loan	$840,555,587
Receivable for investments sold	7,634,774
Receivable for capital shares sold	209,363
Dividends and interest receivable	510,952
Securities lending receivable	3,749
Other assets	443
848,914,868

Liabilities
Disbursements in excess of demand deposit cash	233
Payable for investments purchased	10,585,493
Payable for capital shares redeemed	2,319,266
Accrued management fees	299,973
Distribution and service fees payable	2,088
13,207,053

Net Assets	$835,707,815

Net Assets Consist of:
Capital (par value and paid-in surplus)	$715,251,374
Distributable earnings (loss)	120,456,441
$835,707,815

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$127,408,981	9,250,984	$13.77
I Class, $0.01 Par Value	$166,247,477	12,035,108	$13.81
Y Class, $0.01 Par Value	$50,203,103	3,629,298	$13.83
A Class, $0.01 Par Value	$2,629,315	191,637	$13.72
C Class, $0.01 Par Value	$776,417	57,256	$13.56
R Class, $0.01 Par Value	$2,065,560	150,936	$13.69
R5 Class, $0.01 Par Value	$14,682	1,063	$13.81
R6 Class, $0.01 Par Value	$18,499,857	1,338,825	$13.82
G Class, $0.01 Par Value	$467,862,423	33,683,644	$13.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.56 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $670,336)	$22,612,982
Interest	284,302
Securities lending, net	17,722
22,915,006

Expenses:
Management fees	6,572,707
Distribution and service fees:
A Class	5,955
C Class	5,622
R Class	8,626
Directors' fees and expenses	23,507
Other expenses	28,110
6,644,527
Fees waived - G Class	(3,550,614)
3,093,913

Net investment income (loss)	19,821,093

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $17,166)	36,490,875
Foreign currency translation transactions	(51,030)
36,439,845

Change in net unrealized appreciation (depreciation) on:
Investments	167,504,715
Translation of assets and liabilities in foreign currencies	19,331
167,524,046

Net realized and unrealized gain (loss)	203,963,891

Net Increase (Decrease) in Net Assets Resulting from Operations	$223,784,984

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$19,821,093	$18,522,626
Net realized gain (loss)	36,439,845	(50,627,689)
Change in net unrealized appreciation (depreciation)	167,524,046	12,553,287
Net increase (decrease) in net assets resulting from operations	223,784,984	(19,551,776)

Distributions to Shareholders
From earnings:
Investor Class	(2,173,856)	—
I Class	(4,505,797)	—
Y Class	(456,520)	(17,812)
A Class	(55,222)	—
C Class	(4,241)	—
R Class	(30,936)	—
R5 Class	(403)	—
R6 Class	(379,542)	(12,006)
G Class	(16,199,796)	(3,588,712)
Decrease in net assets from distributions	(23,806,313)	(3,618,530)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(24,833,382)	136,476,777

Net increase (decrease) in net assets	175,145,289	113,306,471

Net Assets
Beginning of period	660,562,526	547,256,055
End of period	$835,707,815	$660,562,526

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 34% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%	0.00%(1)
(1)Effective annual management fee before waiver was 0.76%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,220,075 and $1,449,629, respectively. The effect of interfund transactions on the Statement of Operations was $(29,045) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $1,006,330,840 and $1,022,064,969, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	3,576,984	$43,796,053	2,620,887	$29,839,260
Issued in reinvestment of distributions	176,989	2,162,809	—	—
Redeemed	(1,849,938)	(22,903,440)	(1,941,532)	(22,058,846)
	1,904,035	23,055,422	679,355	7,780,414
I Class/Shares Authorized	80,000,000		80,000,000
Sold	4,657,349	58,296,398	10,457,217	119,794,583
Issued in reinvestment of distributions	367,581	4,495,516	—	—
Redeemed	(6,609,790)	(80,214,609)	(2,433,344)	(27,450,388)
	(1,584,860)	(17,422,695)	8,023,873	92,344,195
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	2,766,620	33,866,021	210,557	2,405,977
Issued in reinvestment of distributions	37,328	456,520	1,586	17,793
Redeemed	(458,730)	(5,911,749)	(182,111)	(2,091,472)
	2,345,218	28,410,792	30,032	332,298
A Class/Shares Authorized	20,000,000		20,000,000
Sold	48,068	606,289	63,673	714,112
Issued in reinvestment of distributions	4,235	51,669	—	—
Redeemed	(68,313)	(826,998)	(65,373)	(735,375)
	(16,010)	(169,040)	(1,700)	(21,263)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	44,302	536,611	5,172	56,409
Issued in reinvestment of distributions	350	4,241	—	—
Redeemed	(12,842)	(155,236)	(17,079)	(192,456)
	31,810	385,616	(11,907)	(136,047)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	71,197	896,464	64,553	736,831
Issued in reinvestment of distributions	2,538	30,936	—	—
Redeemed	(46,367)	(595,194)	(53,459)	(589,270)
	27,368	332,206	11,094	147,561
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	537	6,322	220	2,442
Issued in reinvestment of distributions	33	403	—	—
Redeemed	(315)	(3,893)	—	—
	255	2,832	220	2,442
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	561,823	7,096,786	456,381	5,253,440
Issued in reinvestment of distributions	31,059	379,542	1,071	12,006
Redeemed	(339,862)	(4,240,419)	(184,994)	(2,117,588)
	253,020	3,235,909	272,458	3,147,858
G Class/Shares Authorized	345,000,000		345,000,000
Sold	4,772,971	59,605,570	4,926,456	55,696,283
Issued in reinvestment of distributions	1,327,852	16,199,796	320,707	3,588,712
Redeemed	(10,625,033)	(138,469,790)	(2,309,442)	(26,405,676)
	(4,524,210)	(62,664,424)	2,937,721	32,879,319
Net increase (decrease)	(1,563,374)	$(24,833,382)	11,941,146	$136,476,777

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$55,130,238	—
Canada	—	23,484,097	—
China	$7,427,753	3,789,722	—
France	—	12,412,786	—
Hong Kong	—	10,242,233	—
Japan	—	24,052,406	—
Netherlands	—	6,335,272	—
Singapore	—	7,973,148	—
Spain	—	5,616,727	—
United Kingdom	—	42,920,963	—
Other Countries	635,328,116	—	—
Short-Term Investments	16,126	5,826,000	—
	$642,771,995	$197,783,592	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$23,806,313	$3,618,530
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$683,485,000
Gross tax appreciation of investments	$162,996,077
Gross tax depreciation of investments	(5,925,490)
Net tax appreciation (depreciation) of investments	157,070,587
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(6,698)
Net tax appreciation (depreciation)	$157,063,889
Undistributed ordinary income	$16,954,515
Accumulated short-term capital losses	$(52,403,073)
Accumulated long-term capital losses	$(1,158,890)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$10.61	0.22	3.25	3.47	(0.31)	—	—	(0.31)	$13.77	33.04%	1.12%	1.12%	1.81%	1.81%	130%	$127,409
2023	$10.90	0.25	(0.54)	(0.29)	—	—	—	—	$10.61	(2.75)%	1.11%	1.12%	2.17%	2.16%	132%	$77,939
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	—	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
I Class
2024	$10.64	0.25	3.25	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$166,247
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$144,904
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
Y Class
2024	$10.65	0.24	3.29	3.53	(0.35)	—	—	(0.35)	$13.83	33.58%	0.77%	0.77%	2.16%	2.16%	130%	$50,203
2023	$10.93	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.65	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$13,680
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
A Class
2024	$10.57	0.20	3.23	3.43	(0.28)	—	—	(0.28)	$13.72	32.73%	1.37%	1.37%	1.56%	1.56%	130%	$2,629
2023	$10.89	0.22	(0.54)	(0.32)	—	—	—	—	$10.57	(2.94)%	1.36%	1.37%	1.92%	1.91%	132%	$2,194
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	—	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466
C Class
2024	$10.44	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$13.56	31.84%	2.12%	2.12%	0.81%	0.81%	130%	$776
2023	$10.84	0.13	(0.53)	(0.40)	—	—	—	—	$10.44	(3.78)%	2.11%	2.12%	1.17%	1.16%	132%	$266
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	—	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$10.54	0.16	3.23	3.39	(0.24)	—	—	(0.24)	$13.69	32.39%	1.62%	1.62%	1.31%	1.31%	130%	$2,066
2023	$10.89	0.19	(0.54)	(0.35)	—	—	—	—	$10.54	(3.21)%	1.61%	1.62%	1.67%	1.66%	132%	$1,303
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	—	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
R5 Class
2024	$10.64	0.26	3.24	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$15
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$9
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
R6 Class
2024	$10.64	0.27	3.26	3.53	(0.35)	—	—	(0.35)	$13.82	33.51%	0.77%	0.77%	2.16%	2.16%	130%	$18,500
2023	$10.92	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.64	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$11,555
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
G Class
2024	$10.70	0.37	3.26	3.63	(0.44)	—	—	(0.44)	$13.89	34.54%	0.01%	0.77%	2.92%	2.16%	130%	$467,862
2023	$10.97	0.38	(0.55)	(0.17)	(0.10)	—	—	(0.10)	$10.70	(1.60)%	0.01%	0.77%	3.27%	2.51%	132%	$408,713
2022(3)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%	0.77%	2.45%	1.69%	143%(4)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 1, 2022 (commencement of sale) through October 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Global Real Estate Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Real Estate Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
16

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
17

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the
18

Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
19

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2024.

For corporate taxpayers, the fund hereby designates $12,596, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90980 2412

Annual Financial Statements and Other Information

October 31, 2024

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.5%
Data Centers — 12.1%
Digital Realty Trust, Inc.	207,734	$37,024,431
Equinix, Inc.	54,792	49,755,519
		86,779,950
Gaming REITs — 2.8%
VICI Properties, Inc.	644,690	20,475,354
Health Care — 16.9%
American Healthcare REIT, Inc.	645,945	17,182,137
CareTrust REIT, Inc.	549,917	17,965,788
Ventas, Inc.	432,182	28,303,599
Welltower, Inc.	427,579	57,671,856
		121,123,380
Industrial — 8.5%
EastGroup Properties, Inc.	71,778	12,294,136
Prologis, Inc.	429,837	48,545,791
		60,839,927
Lodging/Resorts — 2.1%
Hilton Worldwide Holdings, Inc.	35,705	8,385,319
Ryman Hospitality Properties, Inc.	65,435	7,004,817
		15,390,136
Office — 3.5%
SL Green Realty Corp.	34,153	2,582,308
Vornado Realty Trust	543,505	22,506,542
		25,088,850
Residential — 11.4%
American Homes 4 Rent, Class A	313,621	11,052,003
AvalonBay Communities, Inc.	152,081	33,702,670
Camden Property Trust	132,122	15,298,406
Essex Property Trust, Inc.	26,027	7,388,024
Invitation Homes, Inc.	455,662	14,312,344
		81,753,447
Retail — 14.5%
Agree Realty Corp.(1)	113,097	8,397,452
Curbline Properties Corp.(2)	94,067	2,128,736
Essential Properties Realty Trust, Inc.	531,521	16,843,901
Kite Realty Group Trust	667,183	17,126,588
Regency Centers Corp.	164,082	11,722,018
Simon Property Group, Inc.	190,570	32,229,198
Urban Edge Properties	684,252	15,217,765
		103,665,658
Self Storage — 6.1%
CubeSmart	269,978	12,915,748
Extra Space Storage, Inc.	47,664	7,783,531
Public Storage	69,447	22,852,230
		43,551,509
Specialty — 7.8%
CBRE Group, Inc., Class A(2)	53,934	7,063,736
Iron Mountain, Inc.	290,570	35,952,226
Lamar Advertising Co., Class A	96,076	12,682,032
		55,697,994
2

	Shares	Value
Telecommunications REITs — 12.1%
American Tower Corp.	284,808	$60,817,900
SBA Communications Corp.	111,961	25,691,691
		86,509,591
Timberland REITs — 1.7%
Weyerhaeuser Co.	381,422	11,885,110
TOTAL COMMON STOCKS (Cost $535,843,704)		712,760,906
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,139	15,139
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,567,098	8,567,098
		8,582,237
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $5,865,097),at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $5,750,773)		5,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,332,237)		14,332,237
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $550,175,941)		727,093,143
OTHER ASSETS AND LIABILITIES — (1.5)%		(11,037,802)
TOTAL NET ASSETS — 100.0%		$716,055,341

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,397,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,567,098.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $541,608,843) — including $8,397,452 of securities on loan	$718,526,045
Investment made with cash collateral received for securities on loan, at value (cost of $8,567,098)	8,567,098
Total investment securities, at value (cost of $550,175,941)	727,093,143
Receivable for investments sold	4,137,953
Receivable for capital shares sold	334,227
Dividends and interest receivable	37,986
Securities lending receivable	947
731,604,256

Liabilities
Disbursements in excess of demand deposit cash	130
Payable for collateral received for securities on loan	8,567,098
Payable for investments purchased	5,726,304
Payable for capital shares redeemed	644,645
Accrued management fees	600,086
Distribution and service fees payable	10,652
15,548,915

Net Assets	$716,055,341

Net Assets Consist of:
Capital (par value and paid-in surplus)	$587,063,324
Distributable earnings (loss)	128,992,017
$716,055,341

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$298,036,828	10,818,944	$27.55
I Class, $0.01 Par Value	$58,001,903	2,096,864	$27.66
Y Class, $0.01 Par Value	$18,738,476	677,468	$27.66
A Class, $0.01 Par Value	$20,620,496	749,945	$27.50
C Class, $0.01 Par Value	$929,964	35,131	$26.47
R Class, $0.01 Par Value	$12,611,848	463,626	$27.20
R5 Class, $0.01 Par Value	$120,729	4,364	$27.66
R6 Class, $0.01 Par Value	$306,995,097	11,101,839	$27.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $29.18 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends	$20,676,234
Interest	219,121
Securities lending, net	2,160
20,897,515

Expenses:
Management fees	6,631,589
Distribution and service fees:
A Class	52,437
C Class	9,186
R Class	56,409
Directors' fees and expenses	20,305
Other expenses	2,167
6,772,093

Net investment income (loss)	14,125,422

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	20,480,217

Change in net unrealized appreciation (depreciation) on investments	156,814,703

Net realized and unrealized gain (loss)	177,294,920

Net Increase (Decrease) in Net Assets Resulting from Operations	$191,420,342

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$14,125,422	$16,082,308
Net realized gain (loss)	20,480,217	(39,859,694)
Change in net unrealized appreciation (depreciation)	156,814,703	(4,935,956)
Net increase (decrease) in net assets resulting from operations	191,420,342	(28,713,342)

Distributions to Shareholders
From earnings:
Investor Class	(5,497,199)	(30,596,872)
I Class	(1,636,279)	(12,273,189)
Y Class	(3,013)	(24,036)
A Class	(360,693)	(2,385,075)
C Class	(9,315)	(147,710)
R Class	(165,330)	(1,051,706)
R5 Class	(6,860)	(81,082)
R6 Class	(6,484,520)	(28,467,855)
From tax return of capital:
Investor Class	(250,981)	(676,636)
I Class	(73,067)	(265,054)
Y Class	(134)	(354)
A Class	(16,140)	(47,581)
C Class	(393)	(1,982)
R Class	(7,673)	(20,808)
R5 Class	(102)	(2,076)
R6 Class	(306,406)	(729,771)
Decrease in net assets from distributions	(14,818,105)	(76,771,787)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(64,079,771)	(29,904,622)

Net increase (decrease) in net assets	112,522,466	(135,389,751)

Net Assets
Beginning of period	603,532,875	738,922,626
End of period	$716,055,341	$603,532,875

See Notes to Financial Statements.
6

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
7

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$8,567,098	—	—	—	$8,567,098
Gross amount of recognized liabilities for securities lending transactions					$8,567,098
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

8

The management fee schedule range and the effective annual management fee for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,302,040 and $24,316, respectively. The effect of interfund transactions on the Statement of Operations was $(113) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $643,884,854 and $700,787,905, respectively.

9

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	922,855	$22,600,762	713,150	$16,979,596
Issued in reinvestment of distributions	223,757	5,609,852	1,325,149	30,344,169
Redeemed	(2,273,824)	(55,579,874)	(2,166,848)	(50,115,577)
	(1,127,212)	(27,369,260)	(128,549)	(2,791,812)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	344,185	8,379,741	847,195	19,994,516
Issued in reinvestment of distributions	50,541	1,271,228	414,986	9,540,084
Redeemed	(1,846,638)	(47,477,176)	(3,127,319)	(73,147,102)
	(1,451,912)	(37,826,207)	(1,865,138)	(43,612,502)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	675,335	19,007,300	5,945	135,353
Issued in reinvestment of distributions	106	2,633	580	13,339
Redeemed	(3,875)	(96,258)	(10,515)	(240,285)
	671,566	18,913,675	(3,990)	(91,593)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	84,026	2,072,342	126,790	2,902,760
Issued in reinvestment of distributions	14,543	363,107	101,731	2,326,926
Redeemed	(288,528)	(7,196,390)	(267,981)	(6,209,584)
	(189,959)	(4,760,941)	(39,460)	(979,898)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	8,858	217,535	4,730	103,911
Issued in reinvestment of distributions	405	9,708	6,780	149,692
Redeemed	(21,371)	(505,702)	(31,410)	(688,691)
	(12,108)	(278,459)	(19,900)	(435,088)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	134,194	3,274,575	108,536	2,510,664
Issued in reinvestment of distributions	6,982	172,729	47,244	1,069,829
Redeemed	(132,690)	(3,308,025)	(114,092)	(2,545,298)
	8,486	139,279	41,688	1,035,195
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	4,931	118,989	4,331	99,991
Issued in reinvestment of distributions	279	6,962	3,619	83,158
Redeemed	(36,654)	(866,080)	(2,880)	(66,822)
	(31,444)	(740,129)	5,070	116,327
R6 Class/Shares Authorized	170,000,000		170,000,000
Sold	2,566,250	63,327,672	2,624,365	60,909,462
Issued in reinvestment of distributions	262,755	6,621,867	1,236,839	28,409,267
Redeemed	(3,256,653)	(82,107,268)	(3,095,532)	(72,463,980)
	(427,648)	(12,157,729)	765,672	16,854,749
Net increase (decrease)	(2,560,231)	$(64,079,771)	(1,244,607)	$(29,904,622)

10

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$712,760,906	—	—
Short-Term Investments	8,582,237	$5,750,000	—
	$721,343,143	$5,750,000	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$14,163,209	$15,767,009
Long-term capital gains	—	$59,260,516
Tax return of capital	$654,896	$1,744,262

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$577,509,307
Gross tax appreciation of investments	$152,796,071
Gross tax depreciation of investments	(3,212,235)
Net tax appreciation (depreciation) of investments	$149,583,836
Undistributed ordinary income	—
Accumulated short-term capital losses	$(20,591,819)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
11

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$21.13	0.48	6.44	6.92	(0.48)	—	(0.02)	(0.50)	$27.55	32.98%	1.15%	1.94%	96%	$298,037
2023	$24.80	0.50	(1.58)	(1.08)	(0.52)	(2.02)	(0.05)	(2.59)	$21.13	(5.03)%	1.15%	2.13%	117%	$252,479
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
I Class
2024	$21.22	0.53	6.46	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.19%	0.95%	2.14%	96%	$58,002
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$75,305
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
Y Class
2024	$21.22	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.66	33.39%	0.80%	2.29%	96%	$18,738
2023	$24.88	0.67	(1.66)	(0.99)	(0.59)	(2.02)	(0.06)	(2.67)	$21.22	(4.64)%	0.80%	2.48%	117%	$125
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
A Class
2024	$21.10	0.42	6.42	6.84	(0.42)	—	(0.02)	(0.44)	$27.50	32.60%	1.40%	1.69%	96%	$20,620
2023	$24.75	0.43	(1.55)	(1.12)	(0.46)	(2.02)	(0.05)	(2.53)	$21.10	(5.20)%	1.40%	1.88%	117%	$19,828
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180
C Class
2024	$20.32	0.22	6.18	6.40	(0.24)	—	(0.01)	(0.25)	$26.47	31.64%	2.15%	0.94%	96%	$930
2023	$23.92	0.25	(1.50)	(1.25)	(0.30)	(2.02)	(0.03)	(2.35)	$20.32	(5.92)%	2.15%	1.13%	117%	$960
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$20.87	0.35	6.36	6.71	(0.36)	—	(0.02)	(0.38)	$27.20	32.33%	1.65%	1.44%	96%	$12,612
2023	$24.52	0.37	(1.55)	(1.18)	(0.41)	(2.02)	(0.04)	(2.47)	$20.87	(5.50)%	1.65%	1.63%	117%	$9,501
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
R5 Class
2024	$21.22	0.60	6.39	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.24%	0.95%	2.14%	96%	$121
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$760
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
R6 Class
2024	$21.21	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.65	33.46%	0.80%	2.29%	96%	$306,995
2023	$24.88	0.58	(1.58)	(1.00)	(0.59)	(2.02)	(0.06)	(2.67)	$21.21	(4.68)%	0.80%	2.48%	117%	$244,574
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Real Estate Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Real Estate Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-year period, at the median for the five-year period, and below the median for the one- and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2024.

For corporate taxpayers, the fund hereby designates $15,899, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90979 2412

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2024